Securities - Summary of Securities (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Debt securities, available-for-sale, amortized cost	$ 0
Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Realized gain (loss) on disposal of debt securities	$ 0	$ 0